SSGA Active Trust

One Iron Street

Boston, MA 02210

April 7, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 198 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 1, 2022 with a designated effective date of April 4, 2022 (Accession No. 0001193125-22-093206).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman

David Urman

Secretary

cc:            W. John McGuire, Esq.